Financial Asset - Current	9 Months Ended
Sep. 30, 2024
Financial Asset - Current
Financial Asset - Current

6. Financial Asset – Current

During the nine month period ended September 30, 2024, the Company placed a term deposit with an initial maturity longer than 3 months but less than 12 months. This deposit did not qualify as a cash equivalent. The deposit was held at a bank with an investment grade credit rating. Short-term credit ratings must be rated A-1/P-1/F1 at a minimum by at least one of the NRSROs specifically Moody’s, Standard & Poor’s or Fitch. The deposit was repaid as of September 30, 2024.